Exhibit 99.14 Schedule 4

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED		13	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED		12	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	QM: Safe Harbor APOR (APOR SH)	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other
REDACTED	11	D	B	D	B	C	A	A	A	Closed	finding-3632	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-PCCD & reimbursement received - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Hi,
Please see the attached post close CD, and refund. The refund is located in section J of the CD.
Thanks! - Buyer-<<REDACTED DATE>>
																						Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. LOAN ESTIMATE DATED <<REDACTED DATE>> (PAGE 429) REFLECTS APPRAISAL FEE IN THE AMOUNT OF $REDACTED AND CREDIT REPORT FEE IN THE AMOUNT OF $REDACTED. FINAL CD DATED <<REDACTED DATE>> (PAGE 630) REFLECTS APPRAISAL FEE IN THE AMOUNT OF $REDACTED AND CREDIT REPORT FEE IN THE AMOUNT OF $REDACTED. NO COC OR REINBURSTMENT IN FILE FOR THE INCREASE. - Due Diligence Vendor-<<REDACTED DATE>>		Resolved-PCCD & reimbursement received - Due Diligence Vendor-<<REDACTED DATE>>			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	11	D	B	D	B	C	A	A	A	Closed	finding-3634	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-PCCD & reimbursement received - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Hi,
Please see the attached post close CD, and refund. The refund is located in section J of the CD.
Thanks! - Seller-<<REDACTED DATE>>
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $REDACTED.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). LOAN ESTIMATE DATED REDACTED (PAGE 429) REFLECTS APPRAISAL FEE IN THE AMOUNT OF $REDACTED AND CREDIT REPORT FEE IN THE AMOUNT OF $REDACTED. FINAL CD DATED REDACTED (PAGE 630) REFLECTS APPRAISAL FEE IN THE AMOUNT OF $REDACTED AND CREDIT REPORT FEE IN THE AMOUNT OF $REDACTED. NO COC OR REINBURSTMENT IN FILE FOR THE INCREASE. - Due Diligence Vendor-<<REDACTED DATE>>	Ready for Review-Document Uploaded. Hi, Please see the attached post close CD, and refund. The refund is located in section J of the CD. Thanks! - Seller-<<REDACTED DATE>>	Resolved-PCCD & reimbursement received - Due Diligence Vendor-<<REDACTED DATE>>			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	11	D	B	D	B	C	A	A	A	Closed	finding-3631	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-PCCD & reimbursement received - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Hi,
Please see the attached post close CD, and refund. The refund is located in section J of the CD.
Thanks! - Buyer-<<REDACTED DATE>>
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. LOAN ESTIMATE DATED <<REDACTED DATE>> (PAGE 429) REFLECTS APPRAISAL FEE IN THE AMOUNT OF $REDACTED AND CREDIT REPORT FEE IN THE AMOUNT OF $REDACTED. FINAL CD DATED <<REDACTED DATE>> (PAGE 630) REFLECTS APPRAISAL FEE IN THE AMOUNT OF $REDACTED AND CREDIT REPORT FEE IN THE AMOUNT OF $REDACTED. NO COC OR REINBURSTMENT IN FILE FOR THE INCREASE. - Due Diligence Vendor-<<REDACTED DATE>>		Resolved-PCCD & reimbursement received - Due Diligence Vendor-<<REDACTED DATE>>			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	11	D	B	D	B	C	A	A	A	Closed	FCRE5782	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>>
Resolved-. - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Hi,
Please see attached soft pull dated <<REDACTED DATE>>.
Thank you!! - Buyer-<<REDACTED DATE>>
																						Open- - Due Diligence Vendor-<<REDACTED DATE>>		Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-<<REDACTED DATE>> Resolved-. - Due Diligence Vendor-<<REDACTED DATE>>			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	11	D	B	D	B	C	A	A	A	Closed	FCRE1195	REDACTED	REDACTED	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-Exception to allow REDACTED% received - Due Diligence Vendor-<<REDACTED DATE>>
Ready for Review-Document Uploaded. Hi,
We granted an exception for this. Please see attached approved exception.
Thanks! - Buyer-<<REDACTED DATE>>
																						Open-Property is rural. Max LTV is REDACTED%. Loan originated at REDACTED% LTV. - Due Diligence Vendor-<<REDACTED DATE>>		Waived-Exception to allow 80% received - Due Diligence Vendor-<<REDACTED DATE>>		DTI <<REDACTED>> vs. <<REDACTED>> max, REDACTED months reserves, borrower self-employed since <<REDACTED DATE>>	REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	Originator Pre-Close	Yes
REDACTED		10	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED		9	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		8	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		7	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		6	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		5	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		4	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		3	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		2	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		1	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other